Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 35 of the Prospectus, the Average Annual Total Returns for the Retirement Income Fund and the comparative indices are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)

	Past	For Life
Fund/Comparative Index(es)	One Year	of Fund
Retirement Income Fund (commenced operations on November 5, 2007)	4.72%	4.50%
S&P 500® Index	2.11%	(2.03)%
Barclay’s Capital Aggregate Bond Index	7.84%	6.50%
Citigroup 3 month Treasury Bill Index (Indices reflect no deduction of any charges against the assets)	0.08%	0.67%

On page 39 of the Prospectus, the Average Annual Total Returns for the 2010 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)

	Past	For Life
Fund/Comparative Index(es)	One Year	of Fund
2010 Retirement Fund (commenced operations on November 5, 2007)	3.08%	2.93%
S&P 500® Index	2.11%	(2.03)%
Barclay’s Capital Aggregate Bond Index	7.84%	6.50%
Citigroup 3 month Treasury Bill Index (Indices reflect no deduction of any charges against the assets)	0.08%	0.67%

On page 43 of the Prospectus, the Average Annual Total Returns for the 2015 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)

	Past	For Life
Fund/Comparative Index(es)	One Year	of Fund
2015 Retirement Fund (commenced operations on November 5, 2007)	2.09%	1.99%
S&P 500® Index	2.11%	(2.03)%
Barclay’s Capital Aggregate Bond Index	7.84%	6.50%
Citigroup 3 month Treasury Bill Index (Indices reflect no deduction of any charges against the assets)	0.08%	0.67%

On page 46 of the Prospectus, the Average Annual Total Returns for the 2020 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)

	Past	For Life
Fund/Comparative Index(es)	One Year	of Fund
2020 Retirement Fund (commenced operations on November 5, 2007)	1.55%	1.29%
S&P 500® Index	2.11%	(2.03)%
Barclay’s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	7.84%	6.50%

On page 50 of the Prospectus, the Average Annual Total Returns for the 2025 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)

	Past	For Life
Fund/Comparative Index(es)	One Year	of Fund
2025 Retirement Fund (commenced operations on November 5, 2007)	0.83%	0.57%
S&P 500® Index	2.11%	(2.03)%
Barclay’s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	7.84%	6.50%

On page 53 of the Prospectus, the Average Annual Total Returns for the 2030 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)

	Past	For Life
Fund/Comparative Index(es)	One Year	of Fund
2030 Retirement Fund (commenced operations on November 5, 2007)	0.21%	0.30%
S&P 500® Index	2.11%	(2.03)%
Barclay’s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	7.84%	6.50%

On page 56 of the Prospectus, the Average Annual Total Returns for the 2035 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)

	Past	For Life
Fund/Comparative Index(es)	One Year	of Fund
2035 Retirement Fund (commenced operations on November 5, 2007)	(0.63)%	(0.56)%
S&P 500® Index	2.11%	(2.03)%
Barclay’s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	7.84%	6.50%

On page 59 of the Prospectus, the Average Annual Total Returns for the 2040 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)

	Past	For Life
Fund/Comparative Index(es)	One Year	of Fund
2040 Retirement Fund (commenced operations on November 5, 2007)	(1.24)%	(0.53)%
S&P 500® Index	2.11%	(2.03)%
Barclay’s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	7.84%	6.50%

On page 62 of the Prospectus, the Average Annual Total Returns for the 2045 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)

	Past	For Life
Fund/Comparative Index(es)	One Year	of Fund
2045 Retirement Fund (commenced operations on November 5, 2007)	(1.45)%	(0.67)%
S&P 500® Index	2.11%	(2.03)%
Barclay’s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	7.84%	6.50%